CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Preferred stock, par value		$ 0.0001
Preferred stock authorized		10,000,000
Preferred stock issued		0
Preferred stock outstanding		0
Foresight Acquisition Corp
Preferred stock, par value				$ 0.0001	$ 0.0001
Preferred stock authorized				1,000,000	1,000,000
Preferred stock issued				0	0
Preferred stock outstanding				0	0
Class A Common Stock
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000	800,000,000
Common stock shares issued	41,579,000	41,578,890	41,578,890
Common stock shares outstanding (in shares)	41,579,000	41,578,890	41,578,890
Class A Common Stock | Foresight Acquisition Corp
Temporary equity shares outstanding				31,625,000	0
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Common stock shares authorized				200,000,000	200,000,000
Common stock shares issued				832,500	7,906,250
Common stock shares outstanding (in shares)				832,500	7,906,250
Class A Common Stock subject to possible redemption | Foresight Acquisition Corp
Temporary equity shares outstanding				31,625,000	0
Class A common stock not subject to possible redemption | Foresight Acquisition Corp
Common stock shares issued				8,738,750	8,738,750
Common stock shares outstanding (in shares)				8,738,750	8,738,750
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	205,000,000	205,000,000
Common stock shares issued	201,867,000	201,592,000
Common stock shares outstanding (in shares)	201,867,000	201,592,000
Common Class B | Foresight Acquisition Corp
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Common stock shares authorized				20,000,000	20,000,000
Common stock shares issued				7,906,250	7,906,250
Common stock shares outstanding (in shares)				7,906,250	7,906,250